UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Australia — 7.5%
AGL Energy, Ltd.	16,349	$327,321
Alumina, Ltd.	20,000	27,455
Amcor, Ltd.	2,750	32,335
Ansell, Ltd.	2,000	35,602
ARB Corp., Ltd.	2,741	31,783
Ardent Leisure Group	12,742	19,347
Aristocrat Leisure, Ltd.	7,459	109,615
Asaleo Care, Ltd.	27,800	37,306
Atlassian Corp. PLC, Class A(1)	1,200	41,376
Blackmores, Ltd.	519	41,389
BlueScope Steel, Ltd.	3,500	30,579
Boral, Ltd.	11,300	52,088
Brambles, Ltd.	20,697	160,155
Caltex Australia, Ltd.	4,560	101,785
carsales.com, Ltd.	4,000	35,082
Cleanaway Waste Management, Ltd.	36,318	34,487
Coca-Cola Amatil, Ltd.	8,298	58,156
Cochlear, Ltd.	362	37,894
Commonwealth Bank of Australia	3,589	234,412
Computershare, Ltd.	9,341	102,976
CSG, Ltd.	43,935	15,791
CSL, Ltd.	3,419	339,028
Dexus Property Group	10,420	79,567
DUET Group	45,421	102,636
DuluxGroup, Ltd.	5,657	28,643
GPT Group (The)	11,738	46,108
GrainCorp, Ltd., Class A	7,142	47,631
GWA Group, Ltd.	11,241	26,252
Hansen Technologies, Ltd.	14,633	39,433
Harvey Norman Holdings, Ltd.	7,700	24,152
Incitec Pivot, Ltd.	11,120	31,505
iSentia Group, Ltd.	19,466	21,106
James Hardie Industries PLC CDI	4,004	67,749
JB Hi-Fi, Ltd.	1,536	28,379
Macquarie Atlas Roads Group	10,339	41,312
Metcash, Ltd.(1)	29,937	48,196
Mirvac Group	41,842	71,069
National Australia Bank, Ltd.	4,515	114,600
Navitas, Ltd.	9,965	34,219
Newcrest Mining, Ltd.	2,354	37,766
NEXTDC, Ltd.(1)	18,649	57,953
Oil Search, Ltd.	5,500	29,678
Orica, Ltd.	4,147	57,455
Primary Health Care, Ltd.	10,000	25,356

Security	Shares	Value

Australia (continued)
Qantas Airways, Ltd.	11,500	$36,453
REA Group, Ltd.	730	33,525
Rio Tinto, Ltd.	2,553	115,579
Scentre Group	37,835	122,075
SMS Management & Technology, Ltd.	8,747	10,477
Sonic Healthcare, Ltd.	3,329	55,033
South32, Ltd.	16,000	33,157
Southern Cross Media Group, Ltd.	25,786	24,923
Spark Infrastructure Group	32,141	59,932
Star Entertainment Group, Ltd. (The)	9,459	39,399
Stockland	22,834	82,872
Suncorp Group, Ltd.	2,484	25,607
Super Retail Group, Ltd.	4,935	34,854
Sydney Airport	7,656	39,542
Tabcorp Holdings, Ltd.	17,246	61,271
Tatts Group, Ltd.	19,917	64,073
Telstra Corp., Ltd.	108,271	342,090
Tox Free Solutions, Ltd.	9,194	15,209
Transurban Group	15,294	139,724
Vicinity Centres	33,285	71,743
Washington H. Soul Pattinson & Co., Ltd.	4,310	60,749
Wesfarmers, Ltd.	7,781	250,467
Westpac Banking Corp.	8,556	224,293
Woodside Petroleum, Ltd.	12,096	291,168

		$5,200,942

Austria — 1.0%
ams AG	1,736	$111,683
Andritz AG	758	41,885
Atrium European Real Estate, Ltd.	7,250	30,532
BUWOG AG(1)	1,234	33,325
CA Immobilien Anlagen AG	1,563	34,229
Erste Group Bank AG	1,664	59,577
EVN AG	2,151	28,489
Lenzing AG	182	33,930
Oesterreichische Post AG	1,473	62,485
OMV AG	2,489	114,646
RHI AG	859	25,011
Verbund AG	4,533	75,257
Wienerberger AG	1,390	32,543

		$683,592

Belgium — 1.9%
Aedifica SA	624	$49,054
Ageas	1,164	47,661
Anheuser-Busch InBev SA/NV	1,477	166,562

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)
Bekaert SA	1,080	$54,361
bpost SA	2,643	63,347
Cofinimmo	400	48,411
Colruyt SA	478	24,563
Econocom Group SA/NV	2,876	46,248
Euronav SA	2,460	19,527
Groupe Bruxelles Lambert SA	1,943	186,369
Proximus SA	4,820	147,415
Telenet Group Holding NV(1)	2,650	161,016
UCB SA	2,340	182,635
Umicore SA	2,518	147,522

		$1,344,691

Denmark — 1.9%
Carlsberg A/S, Class B	1,706	$170,229
Coloplast A/S, Class B	493	42,214
Danske Bank A/S	4,227	153,688
DONG Energy AS(3)	3,312	130,416
DSV A/S	504	28,065
FLSmidth & Co. A/S	796	47,853
ISS A/S	813	33,723
Nets A/S(1)(3)	2,166	39,412
Novo Nordisk A/S, Class B	3,312	128,959
Novozymes A/S, Class B	4,257	183,788
Pandora A/S	1,324	143,032
Royal Unibrew A/S	730	31,764
SimCorp A/S	775	48,555
TDC A/S	20,226	108,502
Vestas Wind Systems A/S	658	56,619

		$1,346,819

Finland — 2.0%
Amer Sports Oyj(1)	3,072	$67,994
Citycon Oyj	12,000	29,504
Elisa Oyj	3,299	112,189
Fortum Oyj	8,212	119,405
Huhtamaki Oyj	1,520	58,919
Kemira Oyj	2,727	34,884
Kesko Oyj, Class B	2,267	106,174
Kone Oyj, Class B	1,663	76,119
Neste Oyj	3,648	148,653
Nokia Oyj	21,840	124,856
Orion Oyj, Class B	2,195	125,794
Raisio Oyj	7,000	26,552
Sampo Oyj, Class A	2,829	135,389

Security	Shares	Value

Finland (continued)
Sanoma Oyj	4,285	$37,798
Technopolis Oyj	12,850	43,084
UPM-Kymmene Oyj	1,915	50,454
Uponor Oyj	1,630	30,867
Valmet Oyj	1,377	25,082

		$1,353,717

France — 7.8%
Aeroports de Paris	379	$50,557
Air Liquide SA	4,325	521,103
Airbus SE	1,021	82,591
Alten SA	634	53,727
Atos SE	1,608	210,624
AXA SA	4,600	122,729
BNP Paribas SA	3,858	272,287
Bouygues SA	672	28,247
Christian Dior SE	293	80,359
CNP Assurances	2,759	57,632
Danone SA	4,217	295,131
Dassault Systemes SE	1,096	97,786
Engie SA	24,589	346,706
Eutelsat Communications SA	985	23,305
Fonciere des Regions	1,140	101,744
Gecina SA	539	76,661
Groupe Eurotunnel SE	2,197	24,136
Hermes International	129	61,671
ICADE	757	56,212
Iliad SA	301	73,060
Ingenico Group SA	754	68,272
Klepierre	3,530	138,552
L’Oreal SA	875	174,256
Lagardere SCA	1,361	41,661
Legrand SA	560	36,249
LVMH Moet Hennessy Louis Vuitton SE	690	170,339
Mercialys SA	2,000	38,964
Nexity SA	1,000	54,369
Orange SA	26,441	409,236
Orpea	620	63,327
Rubis SCA	423	42,973
Safran SA	474	39,245
Sanofi	4,652	439,585
SCOR SE	1,284	50,791
Societe BIC SA	422	47,423
Sodexo SA	251	31,900
Sopra Steria Group	268	40,181
Suez	5,207	85,534

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Total SA	9,410	$483,045
Vinci SA	1,776	151,384
Vivendi SA	5,190	102,945
Wendel SA	200	28,036

		$5,374,535

Germany — 7.9%
adidas AG	438	$87,814
Allianz SE	1,913	364,192
alstria office REIT AG	5,110	67,582
Aurubis AG	569	39,765
BASF SE	3,330	324,405
Bayer AG	2,796	345,958
Brenntag AG	492	29,167
Continental AG	340	76,159
Daimler AG	2,800	208,640
Deutsche Boerse AG	570	55,791
Deutsche EuroShop AG	1,480	60,086
Deutsche Lufthansa AG	2,923	50,428
Deutsche Telekom AG	28,838	505,841
Deutsche Wohnen AG, Bearer Shares	4,814	164,608
E.ON SE	35,060	273,306
Fraport AG	937	73,717
Fresenius Medical Care AG & Co. KGaA	705	62,582
Fresenius SE & Co. KGaA	1,209	98,086
GEA Group AG	1,196	50,845
Grand City Properties SA	2,964	56,298
HeidelbergCement AG	510	47,214
Henkel AG & Co. KGaA	1,053	122,833
Henkel AG & Co. KGaA, PFC Shares	2,602	354,038
Innogy SE(3)	2,800	102,961
KWS Saat SE	85	30,231
LEG Immobilien AG(1)	1,088	93,472
Linde AG	1,079	193,884
MAN SE	432	45,389
Merck KGaA	412	48,398
MTU Aero Engines AG	316	45,325
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	660	126,535
ProSiebenSat.1 Media SE	1,000	42,450
SAP SE	3,898	390,447
Siemens AG	2,599	372,808
Software AG	800	35,199
Stada Arzneimittel AG	690	48,894
TAG Immobilien AG	4,990	71,046
TUI AG	2,680	38,989

Security	Shares	Value

Germany (continued)
Uniper SE(1)	6,350	$104,217
Volkswagen AG	330	53,211
Wirecard AG	1,392	82,310

		$5,445,121

Hong Kong — 3.8%
Cheung Kong Infrastructure Holdings, Ltd.	13,000	$113,810
China Cord Blood Corp.(1)	5,000	38,000
China Traditional Chinese Medicine Holdings Co., Ltd.	50,000	29,274
Chow Sang Sang Holdings International, Ltd.	13,000	33,226
CLP Holdings, Ltd.	23,500	247,836
Dairy Farm International Holdings, Ltd.	11,500	102,292
Esprit Holdings, Ltd.(1)	27,800	21,569
First Pacific Co., Ltd.	106,000	81,622
G-Resources Group, Ltd.	1,212,000	21,502
Hang Lung Group, Ltd.	6,000	25,019
Hang Seng Bank, Ltd.	6,800	137,740
HK Electric Investments & HK Electric Investments, Ltd.(3)	34,000	30,062
HKT Trust and HKT, Ltd.	91,000	116,218
Hong Kong Exchanges and Clearing, Ltd.	6,400	157,402
Hongkong Land Holdings, Ltd.	13,000	100,191
Hopewell Holdings, Ltd.	8,500	32,483
Hysan Development Co., Ltd.	7,000	33,013
Jardine Matheson Holdings, Ltd.	2,400	154,447
Jardine Strategic Holdings, Ltd.	3,000	126,768
Johnson Electric Holdings, Ltd.	7,875	24,217
Kerry Properties, Ltd.	10,000	37,383
KuangChi Science, Ltd.(1)	120,000	47,779
Li & Fung, Ltd.	80,000	33,499
Link REIT	11,500	82,662
MGM China Holdings, Ltd.	31,200	70,973
MTR Corp., Ltd.	6,500	37,396
NWS Holdings, Ltd.	17,000	31,925
PCCW, Ltd.	159,000	89,767
Shangri-La Asia, Ltd.	22,000	31,486
Sino Land Co., Ltd.	22,000	37,230
SJM Holdings, Ltd.	60,000	58,166
Swire Pacific, Ltd., Class A	4,000	38,571
Techtronic Industries Co., Ltd.	19,000	81,517
Television Broadcasts, Ltd.	14,600	56,108
Truly International Holdings, Ltd.	208,000	70,521
VTech Holdings, Ltd.	7,100	89,914
Wharf (Holdings), Ltd. (The)	4,000	34,104
Yue Yuen Industrial Holdings, Ltd.	10,500	41,509

		$2,597,201

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ireland — 2.0%
Bank of Ireland(1)	763,000	$192,075
C&C Group PLC	10,000	41,261
Cairn Homes PLC(1)	18,600	31,708
CRH PLC	4,400	160,266
DCC PLC	1,740	160,665
FBD Holdings PLC(1)	1,257	11,136
Hibernia REIT PLC	44,450	61,717
ICON PLC(1)	1,512	127,749
Irish Continental Group PLC	7,510	43,311
Irish Residential Properties REIT PLC	42,500	60,636
Kerry Group PLC, Class A	1,947	159,184
Paddy Power Betfair PLC	1,739	193,541
Smurfit Kappa Group PLC	1,300	34,864
UDG Healthcare PLC	8,000	77,484

		$1,355,597

Israel — 1.9%
Alony Hetz Properties & Investments, Ltd.	3,825	$35,441
Azrieli Group, Ltd.	1,066	56,704
Bank Hapoalim B.M.	15,152	94,493
Bank Leumi Le-Israel B.M.(1)	10,000	46,767
Bezeq The Israeli Telecommunication Corp., Ltd.	88,171	148,138
Check Point Software Technologies, Ltd.(1)	525	54,605
Delek Automotive Systems, Ltd.	4,964	43,523
Delta-Galil Industries, Ltd.	860	26,367
Elbit Systems, Ltd.	1,014	120,721
Frutarom Industries, Ltd.	1,150	67,598
Israel Chemicals, Ltd.	19,219	82,821
Jerusalem Oil Exploration(1)	620	36,047
Kenon Holdings, Ltd.(1)	672	8,368
Melisron, Ltd.	729	39,698
Mellanox Technologies, Ltd.(1)	500	23,600
Nice, Ltd.	490	33,099
Oil Refineries, Ltd.	139,185	55,366
Orbotech, Ltd.(1)	716	23,578
Paz Oil Co., Ltd.	464	75,794
Sarine Technologies, Ltd.	23,300	32,055
Shufersal, Ltd.	14,250	70,291
Teva Pharmaceutical Industries, Ltd. ADR	5,038	159,100

		$1,334,174

Italy — 4.0%
A2A SpA	21,000	$31,213
Amplifon SpA	6,312	80,630
Ansaldo STS SpA	2,606	34,972

Security	Shares	Value

Italy (continued)
Assicurazioni Generali SpA	4,184	$66,275
Atlantia SpA	3,094	78,461
Beni Stabili SpA SIIQ	54,219	34,418
Brembo SpA	465	36,533
Cementir Holding SpA	5,300	31,956
CIR SpA	19,905	32,015
Davide Campari-Milano SpA	9,433	111,540
De’Longhi SpA	1,200	36,584
Ei Towers SpA	2,683	154,849
Enel SpA	48,562	230,873
ENI SpA	15,950	247,401
EXOR NV	1,016	57,029
Ferrari NV	1,050	78,988
Infrastrutture Wireless Italiane SpA(3)	33,089	182,999
International Game Technology PLC	2,116	46,975
Interpump Group SpA	2,136	56,646
Intesa Sanpaolo SpA(1)	51,117	149,216
Italmobiliare SpA	680	38,109
Leonardo SpA(1)	4,673	73,435
Luxottica Group SpA	1,065	61,568
Parmalat SpA	9,525	32,278
Poste Italiane SpA(3)	5,564	38,101
Prada SpA	6,900	32,293
Recordati SpA	4,110	152,318
Reply SpA	249	43,614
Salvatore Ferragamo SpA	941	30,133
Snam SpA	16,776	74,117
STMicroelectronics NV	17,344	278,526
Terna Rete Elettrica Nazionale SpA	12,961	65,347
UnipolSai Assicurazioni SpA	20,058	46,075

		$2,745,487

Japan — 15.3%
Activia Properties, Inc.	6	$28,587
Advance Residence Investment Corp.	12	31,590
Advantest Corp.	3,000	56,059
Aeon Co., Ltd.	3,200	47,427
Aeon Mall Co., Ltd.	3,500	59,523
Air Water, Inc.	2,000	38,522
ANA Holdings, Inc.	11,000	33,135
Anritsu Corp.	3,000	24,264
Asahi Glass Co., Ltd.	6,000	51,987
Asahi Kasei Corp.	6,000	57,214
Astellas Pharma, Inc.	8,900	117,365
Bandai Namco Holdings, Inc.	1,300	40,803
Bridgestone Corp.	1,900	79,251

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Canon, Inc.	3,800	$126,114
Chiba Bank, Ltd. (The)	4,000	26,796
Chubu Electric Power Co., Inc.	10,800	145,011
Chugai Pharmaceutical Co., Ltd.	1,800	63,961
Chugoku Electric Power Co., Inc. (The)	4,500	49,056
Citizen Watch Co., Ltd.	7,100	47,105
Concordia Financial Group, Ltd.	11,700	53,818
Credit Saison Co., Ltd.	1,400	25,510
Dai-ichi Life Holdings, Inc.	4,200	71,568
Daicel Corp.	3,400	39,031
Daido Steel Co., Ltd.	7,000	38,977
Daishi Bank, Ltd. (The)	9,000	36,134
Daito Trust Construction Co., Ltd.	600	88,292
Daiwa House REIT Investment Corp.	23	58,148
Daiwa Securities Group, Inc.	7,000	42,584
Denka Co., Ltd.	9,000	46,371
East Japan Railway Co.	600	53,846
Eisai Co., Ltd.	1,500	78,869
FamilyMart UNY Holdings Co., Ltd.	1,400	79,138
Fancl Corp.	3,600	60,557
Fast Retailing Co., Ltd.	200	65,324
FUJIFILM Holdings Corp.	2,000	74,229
Fujitsu, Ltd.	8,000	49,938
Fukuoka Financial Group, Inc.	7,000	31,933
Furukawa Electric Co., Ltd.	1,300	52,626
GLP J-Reit	26	29,301
Gunma Bank, Ltd. (The)	5,000	26,821
Hirose Electric Co., Ltd.	300	40,320
Hiroshima Bank, Ltd. (The)	6,000	25,901
Hokuhoku Financial Group, Inc.	1,500	23,561
Honda Motor Co., Ltd.	4,400	128,065
Idemitsu Kosan Co., Ltd.	2,600	83,127
Ito En, Ltd.	1,400	50,765
ITOCHU Corp.	3,300	46,695
ITOCHU Techno-Solutions Corp.	1,600	46,584
Iyo Bank, Ltd. (The)	4,600	32,674
Japan Airlines Co., Ltd.	1,400	44,214
Japan Prime Realty Investment Corp.	11	41,299
Japan Real Estate Investment Corp.	13	68,456
Japan Retail Fund Investment Corp.	31	60,561
JXTG Holdings, Inc.	52,800	238,235
Kagome Co., Ltd.	1,800	49,044
Kajima Corp.	8,000	54,322
Kakaku.com, Inc.	2,000	28,863
Kamigumi Co., Ltd.	3,000	27,261
Kao Corp.	2,100	115,886

Security	Shares	Value

Japan (continued)
KDDI Corp.	15,800	$418,922
Kewpie Corp.	2,100	53,435
Keyence Corp.	200	80,403
Kintetsu Group Holdings Co., Ltd.	8,000	29,214
Kobayashi Pharmaceutical Co., Ltd.	1,000	52,459
Kuraray Co., Ltd.	2,500	40,348
KYORIN Holdings, Inc.	1,300	27,234
Kyowa Hakko Kirin Co., Ltd.	2,000	34,362
Lawson, Inc.	300	19,905
Lion Corp.	2,000	36,140
M3, Inc.	1,200	30,677
Marubeni Corp.	7,000	43,146
Maruichi Steel Tube, Ltd.	1,200	34,029
Megmilk Snow Brand Co., Ltd.	1,400	41,781
Miraca Holdings, Inc.	1,300	59,938
Mitsubishi Chemical Holdings Corp.	9,000	70,445
Mitsubishi Estate Co., Ltd.	9,000	172,330
Mitsubishi Motors Corp.	2,000	12,809
Mitsubishi Tanabe Pharma Corp.	3,200	65,001
Mitsui & Co., Ltd.	3,900	55,070
Mizuho Financial Group, Inc.	75,500	138,009
Morinaga Milk Industry Co., Ltd.	7,000	55,336
MS&AD Insurance Group Holdings, Inc.	1,800	58,687
NEC Corp.	15,000	37,297
NH Foods, Ltd.	2,000	57,006
Nidec Corp.	500	45,877
Nikon Corp.	4,100	58,529
Nintendo Co., Ltd.	400	101,226
Nippon Building Fund, Inc.	14	74,455
Nippon Electric Glass Co., Ltd.	5,000	31,012
Nippon Kayaku Co., Ltd.	2,000	27,326
Nippon Prologis REIT, Inc.	26	54,942
Nippon Shinyaku Co., Ltd.	1,000	53,179
Nippon Shokubai Co., Ltd.	600	40,305
Nippon Telegraph & Telephone Corp.	7,900	338,559
Nissan Chemical Industries, Ltd.	800	24,812
Nisshin Seifun Group, Inc.	2,400	36,875
Nissin Foods Holdings Co., Ltd.	1,200	68,714
NOF Corp.	4,000	45,074
Nomura Real Estate Holdings, Inc.	3,100	52,434
Nomura Real Estate Master Fund, Inc.	43	61,977
Nomura Research Institute, Ltd.	1,200	41,785
NTT Data Corp.	1,100	51,078
NTT DoCoMo, Inc.	14,100	341,179
Obayashi Corp.	4,000	38,835
Okinawa Electric Power Co., Inc. (The)	1,900	46,355

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co., Ltd.	2,500	$51,567
Oracle Corp. Japan	1,000	57,614
Oriental Land Co., Ltd.	700	40,204
Orix JREIT, Inc.	34	53,917
Osaka Gas Co., Ltd.	38,000	142,243
Otsuka Holdings Co., Ltd.	3,100	142,782
Recruit Holdings Co., Ltd.	2,000	101,085
Resona Holdings, Inc.	14,200	78,940
Ricoh Co., Ltd.	4,000	33,342
Rinnai Corp.	600	49,895
San-Ai Oil Co., Ltd.	4,000	33,978
Santen Pharmaceutical Co., Ltd.	4,100	57,690
SECOM Co., Ltd.	500	36,311
Sekisui House, Ltd.	2,000	33,224
Seven & i Holdings Co., Ltd.	1,800	76,021
Sharp Corp.(1)	39,000	141,435
Shimizu Corp.	5,000	47,950
Shin-Etsu Chemical Co., Ltd.	1,700	147,760
Shizuoka Bank, Ltd. (The)	5,000	42,203
Showa Denko K.K.(1)	2,200	42,020
Showa Shell Sekiyu K.K.	7,000	67,604
Sompo Holdings, Inc.	1,600	60,465
Sumitomo Corp.	4,900	65,480
Sumitomo Metal Mining Co., Ltd.	4,000	54,166
Sumitomo Mitsui Financial Group, Inc.	4,100	152,235
Taiheiyo Cement Corp.	15,000	49,848
Taisei Corp.	6,000	45,752
Takeda Pharmaceutical Co., Ltd.	3,600	172,705
TEIJIN, Ltd.	2,400	46,501
Terumo Corp.	2,500	91,296
Toho Gas Co., Ltd.	4,000	28,592
Tohoku Electric Power Co., Inc.	6,300	83,991
Tokai Carbon Co., Ltd.	9,000	39,404
Tokio Marine Holdings, Inc.	2,700	113,842
Tokyo Gas Co., Ltd.	46,000	213,573
Tokyu Corp.	4,000	28,650
Toppan Printing Co., Ltd.	4,000	40,267
Toray Industries, Inc.	9,000	79,653
Toshiba Corp.(1)	18,000	36,309
Toyo Ink SC Holdings Co., Ltd.	7,000	34,420
Toyo Suisan Kaisha, Ltd.	1,000	37,558
Toyobo Co., Ltd.	18,000	31,840
Toyota Motor Corp.	5,100	276,016
Trend Micro, Inc.	1,000	43,999
Tsuruha Holdings, Inc.	400	40,491
Ube Industries, Ltd.	17,000	39,521

Security	Shares	Value

Japan (continued)
United Urban Investment Corp.	36	$54,391
USS Co., Ltd.	4,300	76,071
West Japan Railway Co.	800	53,455
Yahoo! Japan Corp.	11,200	47,972
Yamato Holdings Co., Ltd.	2,000	43,218
Yamato Kogyo Co., Ltd.	1,000	25,012
Yamazaki Baking Co., Ltd.	2,000	42,213
Zeon Corp.	3,000	34,158

		$10,551,978

Netherlands — 3.9%
Aalberts Industries NV	1,153	$45,718
Akzo Nobel NV	2,513	219,792
Altice NV, Class B(1)	2,034	50,590
ASML Holding NV	2,937	388,357
Boskalis Westminster	1,027	37,776
Gemalto NV	831	46,525
GrandVision NV(3)	1,280	33,409
Heineken NV	633	56,459
ING Groep NV	22,110	360,383
Koninklijke Ahold Delhaize NV	4,518	93,591
Koninklijke DSM NV	1,827	130,737
Koninklijke KPN NV	47,300	136,745
Koninklijke Vopak NV	1,452	65,526
NN Group NV	1,302	43,167
QIAGEN NV(1)	4,241	127,048
RELX NV	12,043	232,716
TomTom NV(1)	3,382	34,386
Unilever NV	9,430	493,995
Wolters Kluwer NV	2,003	84,996

		$2,681,916

New Zealand — 0.9%
A2 Milk Co., Ltd.(1)	34,754	$80,580
Auckland International Airport, Ltd.	11,064	52,428
Contact Energy, Ltd.	17,100	61,169
Fletcher Building, Ltd.	12,248	71,876
Goodman Property Trust	27,739	23,255
Heartland Bank, Ltd.	35,752	40,685
Precinct Properties New Zealand, Ltd.	27,851	23,026
Ryman Healthcare, Ltd.	3,670	21,737
SKYCITY Entertainment Group, Ltd.	14,241	42,582
Spark New Zealand, Ltd.	27,540	69,793
Trade Me, Ltd.	8,490	30,916
Xero, Ltd.(1)	4,010	59,832

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

New Zealand (continued)
Z Energy, Ltd.	13,924	$71,257

		$649,136

Norway — 1.9%
AF Gruppen ASA	1,371	$24,428
Atea ASA	6,274	75,879
Austevoll Seafood ASA	4,763	38,310
Borregaard ASA	4,154	46,668
DNB ASA	8,378	130,750
Entra ASA(3)	4,141	47,503
Europris ASA(3)	9,810	45,736
Gjensidige Forsikring ASA	1,701	26,132
Golar LNG, Ltd.	1,000	25,510
Kongsberg Gruppen ASA	3,498	54,572
Nordic Semiconductor ASA(1)	6,600	26,360
Opera Software ASA	8,541	38,618
Orkla ASA	9,782	88,751
Salmar ASA	2,132	50,587
Schibsted ASA, Class B	3,350	75,029
SpareBank 1 SMN	3,485	29,022
Statoil ASA	7,438	122,495
Telenor ASA	8,446	136,433
Tomra Systems ASA	3,141	36,457
XXL ASA(3)	3,700	39,837
Yara International ASA	3,528	131,189

		$1,290,266

Portugal — 0.9%
EDP-Energias de Portugal SA	44,820	$147,916
Galp Energia SGPS SA, Class B	9,466	147,111
Jeronimo Martins SGPS SA	7,890	144,789
Navigator Co. SA (The)(1)	19,411	82,132
NOS SGPS SA	22,214	127,242
Pharol SGPS SA	43,046	11,058

		$660,248

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$43,071
Boustead Singapore, Ltd.	20,000	12,741
CapitaLand Mall Trust	15,800	22,280
City Developments, Ltd.	5,800	44,757
ComfortDelGro Corp., Ltd.	31,100	60,938
DBS Group Holdings, Ltd.	6,700	92,530
Flex, Ltd.(1)	7,457	115,285
Genting Singapore PLC	74,000	58,959

Security	Shares	Value

Singapore (continued)
Hutchison Port Holdings Trust	44,000	$17,812
Keppel Infrastructure Trust	95,400	35,521
Mapletree Commercial Trust	29,000	33,112
Raffles Medical Group, Ltd.	38,400	38,464
Singapore Exchange, Ltd.	7,000	37,092
Singapore Press Holdings, Ltd.	41,000	101,748
Singapore Technologies Engineering, Ltd.	29,000	78,668
Singapore Telecommunications, Ltd.	66,900	179,110
Suntec Real Estate Investment Trust	27,000	34,191
United Overseas Bank, Ltd.	4,500	70,064
Venture Corp., Ltd.	7,000	61,092
Wilmar International, Ltd.	75,000	190,505

		$1,327,940

Spain — 3.9%
Abertis Infraestructuras SA	6,152	$108,150
Almirall SA	2,800	50,553
Amadeus IT Group SA	6,217	335,527
Axiare Patrimonio SOCIMI SA	2,208	36,618
Banco Bilbao Vizcaya Argentaria SA	14,580	116,809
Banco de Sabadell SA	23,300	44,815
Bankia SA	14,959	18,163
CaixaBank SA	24,878	112,957
Coca-Cola European Partners PLC	2,800	108,136
Ebro Foods SA	3,470	77,504
Enagas SA	2,600	68,322
Ferrovial SA	6,364	135,379
Grifols SA	8,178	219,504
Hispania Activos Inmobiliarios SOCIMI SA	2,750	41,520
Iberdrola SA	26,621	191,372
Industria de Diseno Textil SA	8,791	336,882
Merlin Properties Socimi SA	8,113	95,940
Red Electrica Corp. SA	5,128	99,940
Repsol SA	15,973	252,107
Telefonica SA	21,727	240,299
Tubacex SA	12,500	39,797

		$2,730,294

Sweden — 3.9%
Assa Abloy AB, Class B	2,883	$62,402
Axfood AB	2,772	43,988
BillerudKorsnas AB	5,767	92,389
Bonava AB, Class B	2,000	32,337
Capio AB(3)	6,000	33,201
Castellum AB	6,400	87,647

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
Elekta AB, Class B	17,600	$183,749
Fabege AB	2,133	36,730
Hennes & Mauritz AB, Class B	8,337	206,428
Hexpol AB	9,658	107,297
Holmen AB, Class B	2,579	108,674
Hufvudstaden AB, Class A	4,938	77,366
ICA Gruppen AB	890	30,372
Industrivarden AB, Class C	2,456	57,114
International Petroleum Corp.(1)	2,055	7,470
Kindred Group PLC SDR	3,604	37,347
Kungsleden AB	6,500	36,392
Lifco AB, Class B	1,000	30,455
Lundin Petroleum AB(1)	6,164	117,540
Mycronic AB	2,681	26,475
NetEnt AB	2,500	19,284
Nordea Bank AB	3,100	38,126
Skanska AB, Class B	5,962	142,502
SKF AB, Class B	2,244	49,245
Svenska Cellulosa AB SCA, Class B	7,399	244,961
Svenska Handelsbanken AB, Class A	5,337	75,721
Swedbank AB, Class A	4,442	105,275
Telefonaktiebolaget LM Ericsson, Class B	32,761	212,843
Telia Co. AB	67,805	276,057
Vitrolife AB	800	45,580
Volvo AB	3,350	54,708
Wihlborgs Fastigheter AB	1,547	30,135

		$2,709,810

Switzerland — 7.9%
Allreal Holding AG	417	$71,748
Alpiq Holding, Ltd.(1)	241	17,901
Ascom Holding AG	1,636	30,914
Baloise Holding AG	509	74,637
Bucher Industries AG	89	28,694
Burckhardt Compression Holdings AG	55	16,875
Comet Holding AG	390	52,089
Compagnie Financiere Richemont SA, Class A	6,227	520,319
Daetwyler Holding AG	260	44,004
DKSH Holding AG	352	28,352
dormakaba Holding AG	61	52,266
Flughafen Zuerich AG	187	41,211
Geberit AG	233	106,133
Givaudan SA	52	100,189
Helvetia Holding AG	85	47,200
Inficon Holding AG	86	45,162
Komax Holding AG	194	51,767

Security	Shares	Value

Switzerland (continued)
Kuehne & Nagel International AG	665	$100,571
Mobimo Holding AG	139	37,373
Nestle SA	9,949	766,277
Novartis AG	7,182	552,907
Panalpina Welttransport Holding AG	330	43,649
Pargesa Holding SA	850	63,553
Partners Group Holding AG	109	65,891
Roche Holding AG PC	644	168,512
Schindler Holding AG	276	54,825
Schindler Holding AG PC	257	52,516
SGS SA	46	103,583
Sika AG	16	102,118
Sulzer AG	480	56,016
Swatch Group AG (The)	1,112	86,268
Swatch Group AG (The), Bearer Shares	442	176,830
Swiss Life Holding AG	399	129,850
Swiss Prime Site AG	1,391	120,591
Swiss Re AG	2,119	184,309
Swisscom AG	516	225,018
Syngenta AG(1)	1,392	645,384
Temenos Group AG	1,230	106,464
Valiant Holding AG	270	30,993
Valora Holding AG	105	36,035
Zehnder Group AG	691	23,417
Zurich Insurance Group AG	620	171,578

		$5,433,989

United Kingdom — 15.6%
Antofagasta PLC	7,900	$85,713
AstraZeneca PLC	3,179	190,388
Auto Trader Group PLC(3)	18,275	94,918
Aviva PLC	15,804	107,474
Babcock International Group PLC	3,446	40,142
BAE Systems PLC	15,161	123,137
Bellway PLC	1,375	50,676
Berendsen PLC	1,721	18,686
Berkeley Group Holdings PLC	1,125	47,450
Big Yellow Group PLC	7,156	71,746
BP PLC	80,176	458,976
BT Group PLC	75,856	299,248
Bunzl PLC	1,400	43,644
Capita PLC	2,374	17,111
Carnival PLC	1,559	96,085
Cineworld Group PLC	5,166	47,102
Close Brothers Group PLC	1,265	27,715
Cobham PLC	11,321	19,425

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC	2,712	$54,757
Croda International PLC	1,357	66,145
Daily Mail & General Trust PLC, Class A	2,268	21,015
Diageo PLC	9,957	289,820
Dignity PLC	1,253	40,457
Direct Line Insurance Group PLC	12,400	56,034
easyJet PLC	2,278	34,458
Electrocomponents PLC	8,661	58,213
Elementis PLC	6,330	24,939
Essentra PLC	5,799	40,649
Experian PLC	8,507	183,009
Fidessa Group PLC	1,027	31,459
FirstGroup PLC(1)	13,353	23,621
Fresnillo PLC	2,137	40,180
G4S PLC	13,501	53,309
GlaxoSmithKline PLC	37,061	745,958
Grainger PLC	21,884	70,793
Great Portland Estates PLC	10,764	96,447
Greene King PLC	2,038	19,833
Halma PLC	10,346	141,104
Hammerson PLC	17,653	134,311
Howden Joinery Group PLC	5,263	31,558
HSBC Holdings PLC	44,206	364,537
Imperial Brands PLC	3,489	170,868
Informa PLC	7,317	60,838
Inmarsat PLC	3,236	34,224
Intertek Group PLC	1,447	76,157
Johnson Matthey PLC	1,560	60,175
Just Eat PLC(1)	8,400	62,793
Kcom Group PLC	18,722	21,440
Keller Group PLC	1,779	21,352
Kingfisher PLC	14,750	65,253
Land Securities Group PLC	15,070	215,827
Legal & General Group PLC	20,937	66,728
Lloyds Banking Group PLC	141,652	127,278
LondonMetric Property PLC	32,609	71,132
Marston’s PLC	12,099	22,401
Merlin Entertainments PLC(3)	8,625	56,453
Mitie Group PLC	5,571	15,117
Moneysupermarket.com Group PLC	16,319	73,105
National Grid PLC	54,281	702,844
NCC Group PLC	25,809	47,544
Next PLC	1,135	63,269
Oxford Instruments PLC	2,226	28,529
Paragon Group of Cos. PLC (The)	4,937	29,912
Pearson PLC	6,802	56,108

Security	Shares	Value

United Kingdom (continued)
Pennon Group PLC	3,923	$43,522
Phoenix Group Holdings	2,631	25,163
Playtech PLC	4,633	57,540
Provident Financial PLC	887	36,817
QinetiQ Group PLC	8,311	31,627
Randgold Resources, Ltd.	1,173	103,184
Reckitt Benckiser Group PLC	2,232	205,651
Renishaw PLC	1,543	68,251
Rentokil Initial PLC	15,781	50,879
Rio Tinto PLC	9,093	358,721
Royal Dutch Shell PLC, Class A	19,351	502,515
Royal Mail PLC	6,900	35,981
RPC Group PLC	7,000	73,534
RSA Insurance Group PLC	7,955	61,372
Sage Group PLC (The)	21,278	184,695
SDL PLC	5,875	45,812
Segro PLC	20,124	126,579
Severn Trent PLC	2,803	84,378
Shaftesbury PLC	7,730	93,293
Sky PLC	7,199	92,480
Spirent Communications PLC	26,820	40,727
St. James’s Place PLC	4,626	68,758
Standard Life PLC	14,339	67,489
Tate & Lyle PLC	7,007	68,716
Tritax Big Box REIT PLC	37,589	68,167
TT Electronics PLC	8,490	22,660
UBM PLC	2,425	22,304
Ultra Electronics Holdings PLC	1,034	27,988
Unilever PLC	4,757	244,740
UNITE Group PLC (The)	9,181	76,954
United Utilities Group PLC	8,851	111,542
Victrex PLC	2,610	64,740
Vodafone Group PLC	273,699	704,950
WH Smith PLC	2,282	52,265
William Hill PLC	6,621	25,156
Wolseley PLC	1,410	89,615
WPP PLC	4,460	95,504
Xaar PLC	3,933	19,137

		$10,764,995

Total Common Stocks (identified cost $63,634,344)		$67,582,448

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Portfolio of Investments (Unaudited) — continued

Rights(1) — 0.0%(2)

Security	Shares	Value

Tritax Big Box REIT PLC, Exp. 5/10/17	3,417	$177

Total Rights (identified cost $0)		$177

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.07%(4)	334,471	$334,571

Total Short-Term Investments (identified cost $334,538)		$334,571

Total Investments — 98.3% (identified cost $63,968,882)		$67,917,196

Other Assets, Less Liabilities — 1.7%		$1,168,751

Net Assets — 100.0%		$69,085,947

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $875,008 or 1.3% of the Portfolio’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2017.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.3%	$23,671,224
British Pound Sterling	16.0	11,042,310
Japanese Yen	15.3	10,551,978
Swiss Franc	8.0	5,545,672
Australian Dollar	7.5	5,159,566
Swedish Krona	3.9	2,709,810
Hong Kong Dollar	3.1	2,107,796
United States Dollar	2.3	1,599,995
Danish Krone	1.9	1,346,819
Norwegian Krone	1.8	1,264,756
Singapore Dollar	1.8	1,226,898
Israeli Shekel	1.5	1,041,236
New Zealand Dollar	0.9	649,136

Total Investments	98.3%	$67,917,196

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.0%	$7,606,796
Industrials	10.6	7,319,131
Consumer Discretionary	10.2	7,045,001
Consumer Staples	10.1	7,011,675
Materials	9.5	6,562,578
Health Care	9.0	6,198,582
Information Technology	8.6	5,927,348
Telecommunication Services	8.4	5,823,339
Real Estate	7.8	5,356,838
Utilities	6.8	4,731,588
Energy	5.8	3,999,749
Short-Term Investments	0.5	334,571

Total Investments	98.3%	$67,917,196

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2017
Unaffiliated investments, at value (identified cost, $63,634,344)	$67,582,625
Affiliated investment, at value (identified cost, $334,538)	334,571
Foreign currency, at value (identified cost, $172,824)	174,886
Dividends receivable	207,002
Dividends receivable from affiliated investment	290
Tax reclaims receivable	862,548
Total assets	$69,161,922

Liabilities
Payable to affiliates:
Investment adviser fee	$27,618
Trustees’ fees	357
Accrued expenses	48,000
Total liabilities	$75,975
Net Assets applicable to investors’ interest in Portfolio	$69,085,947

Sources of Net Assets
Investors’ capital	$65,161,517
Net unrealized appreciation	3,924,430
Total	$69,085,947

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2017
Dividends (net of foreign taxes, $105,428)	$916,030
Dividends from affiliated investment	800
Total investment income	$916,830

Expenses
Investment adviser fee	$161,053
Trustees’ fees and expenses	2,166
Custodian fee	31,705
Legal and accounting services	23,776
Miscellaneous	370
Total expenses	$219,070

Net investment income	$697,760

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,299,898
Investment transactions — affiliated investment	46
Foreign currency transactions	(9,373)
Net realized gain	$1,290,571
Change in unrealized appreciation (depreciation) —
Investments	$4,328,394
Investments — affiliated investment	(15)
Foreign currency	2,768
Net change in unrealized appreciation (depreciation)	$4,331,147

Net realized and unrealized gain	$5,621,718

Net increase in net assets from operations	$6,319,478

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
From operations —
Net investment income	$697,760	$1,479,903
Net realized gain (loss) from investment and foreign currency transactions	1,290,571	(921,323)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,331,147	(249,947)
Net increase in net assets from operations	$6,319,478	$308,633
Capital transactions —
Contributions	$2,067,004	$2,951,124
Withdrawals	(4,695,568)	(9,782,962)
Net decrease in net assets from capital transactions	$(2,628,564)	$(6,831,838)

Net increase (decrease) in net assets	$3,690,914	$(6,523,205)

Net Assets
At beginning of period	$65,395,033	$71,918,238
At end of period	$69,085,947	$65,395,033

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2016	2015	2014		2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.97%	0.92%	0.92%		0.94%	1.03%
Net investment income	2.17	%(2)	2.19%	2.06%	2.55	%(3)	2.28%	2.60%
Portfolio Turnover	6	%(4)	14%	11%	53%		30%	117%

Total Return	10.24	%(4)	0.74%	0.31%	1.30%		21.20%	10.24%

Net assets, end of period (000’s omitted)	$69,086		$65,395	$71,918	$111,032		$115,036	$103,291

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2017, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.3% and 47.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Tax-Managed International Equity Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2017, the Portfolio’s investment adviser fee amounted to $161,053 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,589,233 and $5,601,117, respectively, for the six months ended April 30, 2017.

30

Tax-Managed International Equity Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,105,410

Gross unrealized appreciation	$9,622,636
Gross unrealized depreciation	(5,810,850)

Net unrealized appreciation	$3,811,786

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2017.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

31

Tax-Managed International Equity Portfolio

April 30, 2017

Notes to Financial Statements (Unaudited) — continued

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$194,661	$20,132,536		$—	$20,327,197
Developed Europe	315,840	45,605,237		—	45,921,077
Developed Middle East	260,883	1,073,291		—	1,334,174

Total Common Stocks	$771,384	$66,811,064	*	$—	$67,582,448

Rights	$177	$—		$—	$177
Short-Term Investments	—	334,571		—	334,571

Total Investments	$771,561	$67,145,635		$—	$67,917,196

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

32

Parametric Tax-Managed International Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Parametric Tax-Managed International Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

34

Parametric Tax-Managed International Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of clients. The Board also considered certain factors as identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board

35

Parametric Tax-Managed International Equity Fund

April 30, 2017

Board of Trustees’ Contract Approval — continued

acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

36

Parametric Tax-Managed International Equity Fund

April 30, 2017

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 26, 2017